Empower Global Bond Fund Investment Objectives and Goals - Empower Global Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income with capital appreciation and growth of income.
Objective, Secondary [Text Block]